Prepaid Expense and Other Assets - Summary of movements in impairment provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment Provision on Prepaid Expenses
Balance at beginning of the year	¥ (39,372)	¥ (39,000)
Additions	(1,000)	(372)
Write-off	372
Balance at end of the year	¥ (40,000)	¥ (39,372)